UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          October 6, 2006
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:      $406,947 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER            TIT  CUSIP       VALUE X1000    SHARES                INV  OTHER   VOTING AUTH
                          LE                                                    .    MGR
                          OF                                                    DIS
                          CLA                                                   C.
                          SS
                                                                                                SOLE

ALTRIA GROUP INC          COM  02209S103    383           4997.22     SH        SOLE         4997.22
AT&T INC COM              COM  00206r102   38685          1188106.67  SH        SOLE         1188106.67
BERKSHIRE HATHAWAY INC    COM  084670207    867            273.00     SH        SOLE         273.00
CL B
BOEING CO                 COM  097023105    537           6812.32     SH        SOLE         6812.32
BWC FINANCIAL CORP COM    COM  056042104    246           5982.00     SH        SOLE         5982.00
CHEVRON CORPORATION       COM  166764100    268           4130.81     SH        SOLE         4130.81
CITIGROUP INC             COM  172967101    248           4987.65     SH        SOLE         4987.65
CORRECTIONS CP AM NEW     COM  22025Y407   3404           78706.00    SH        SOLE         78706.00
COM NEW
COVANCE INC COM           COM  222816100   6068           91410.00    SH        SOLE         91410.00
CRYSTALLEX INTL CORP COM  COM  22942F101    114           40000.00    SH        SOLE         40000.00
DNP SELECT INCOME FD COM  COM  23325P104    287           26840.00    SH        SOLE         26840.00
DUKE ENERGY CORP COM      COM  26441c105    201           6650.24     SH        SOLE         6650.24
EPROMOS.COM, INC.         COM  8324197     0              10000.00    SH        SOLE         10000.00
RESTRICTED
EXELON CORP COM           COM  30161N101    248           4098.64     SH        SOLE         4098.64
EXXON MOBIL CORP          COM  30231G102    918           13676.74    SH        SOLE         13676.74
GENERAL ELECTRIC CO       COM  369604103   34992          991280.06   SH        SOLE         991280.06
INTRAOP MED CORP COM      COM  46118N101   24             71428.00    SH        SOLE         71428.00
INVENTIV HEALTH           COM  46122e105    332           10350.00    SH        SOLE         10350.00
ISHARES TR DJ US          COM  464287713   38724          1399005.00  SH        SOLE          1399005.00
TELECOMM
ISHARES TR RUSL 3000      COM  464287663   74734          743700.00   SH        SOLE         743700.00
VALU
ISHARES TR S&P 500 VALUE  COM  464287408   68809          958215.00   SH        SOLE         958215.00
KIMBERLY CLARK CORP       COM  494368103    213           3260.00     SH        SOLE         3260.00
MALAGA FINL CORP          COM  561046103    332           32535.00    SH        SOLE         32535.00
MICROSOFT CORP            COM  594918104    234           8550.71     SH        SOLE         8550.71
MUNIYIELD CALIF INS FD    COM  62629L104    155           10746.00    SH        SOLE         10746.00
NATIONAL FUEL GAS N J     COM  636180101    274           7525.84     SH        SOLE         7525.84
NCT GROUP INC             COM  62888Q10    90             30300.00    SH        SOLE         30300.00
PAREXEL INTL CORP         COM  699462107   1815           54865.00    SH        SOLE         54865.00
PEPSICO INC               COM  713448108    286           4388.45     SH        SOLE         4388.45
POWERSHARES ETF TRUST     COM  73935x708   9954           540417.00   SH        SOLE         540417.00
DYNM LRG
PROCTER & GAMBLE CO       COM  742718109    281           4541.25     SH        SOLE         4541.25
PUBLIC SVC ENTERPRISE     COM  744573106    220           3595.47     SH        SOLE         3595.47
COM
ROCKWELL COLLINS INC      COM  774341101   37413          682214.17   SH        SOLE         682214.17
SEITEL INC COM PAR $.01   COM  816074405   76             20613.00    SH        SOLE         20613.00
STANDARD & POORS          COM  78462f103   78133          584912.55   SH        SOLE         584912.55
DEPOSITARY RE
SUNRISE TECH INTL INC     COM  86769L103   0              15000.00    SH        SOLE         15000.00
TELECOM HLDRS TR          COM  87927P200    793            24000.00   SH        SOLE         24000.00
DEPOSITRY RCP
THORNBURG MTG INC COM     COM  885218107    255            10000.00   SH        SOLE         10000.00
UNITED TECHNOLOGIES CORP  COM  913017109    284           4482.06     SH        SOLE         4482.06
VCA ANTECH INC COM        COM  918194101   5520           153069.00   SH        SOLE         153069.00
WALT DISNEY CO HOLDING    COM  254687106    264           8527.21     SH        SOLE         8527.21
CO
WELLS FARGO & CO          COM  949746101    357           9880.32     SH        SOLE         9880.32



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